Assets and liabilities held for sale (Tables)	12 Months Ended
Dec. 31, 2024
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Summary of Assets and Liabilities Classified as Held for Sale

	€ million 2024	€ million 2023
Property, plant and equipment held for sale(a)	3	2

Disposal groups held for sale
Non-current assets
Goodwill and intangibles	94	534
Property, plant and equipment	33	21
Other non-current assets	1	1
	128	556
Current assets
Inventories	29	80
Trade and other receivables	6	47
Current tax assets	–	4
Cash and cash equivalents	1	2
	36	133
Assets held for sale	167	691

Current liabilities
Trade payables and other current liabilities	10	24
Current tax liabilities	1	2
Financial liabilities due within one year	30	–
Provisions	3	–
	44	26
Non-current liabilities
Pension and post-retirement healthcare liabilities	1	–
Financial liabilities due after one year	–	4
Deferred tax liabilities	3	145
	4	149
Liabilities held for sale	48	175
(a)Includes manufacturing assets held for sale.